Stockholders' Equity (Details 4) (Restricted Stock [Member], USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013		Dec. 31, 2012
Stock Repurchased During Period, Shares	1,250	161,168	[1]	237,033	[1]
Number of Shares Purchased as Part of Publically Announced Plan		0
Fair value of re-purchased shares		$ 622,000		$ 710,000
November 15 2012 [Member]
Stock Repurchased During Period, Shares				218,163	[1]
Average Price Paid per Share (in dollars per share)				$ 3.00
Number of Shares Purchased as Part of Publically Announced Plan				0
Fair value of re-purchased shares				654,000
December 1 2012 [Member]
Stock Repurchased During Period, Shares				18,870	[1]
Average Price Paid per Share (in dollars per share)				$ 3.00
Number of Shares Purchased as Part of Publically Announced Plan				0
Fair value of re-purchased shares				56,000
November 15 2013 [Member]
Stock Repurchased During Period, Shares		153,896	[1]
Average Price Paid per Share (in dollars per share)		$ 3.86
Number of Shares Purchased as Part of Publically Announced Plan		0
Fair value of re-purchased shares		594,000
December 1 2013 [Member]
Stock Repurchased During Period, Shares		7,272	[1]
Average Price Paid per Share (in dollars per share)		$ 3.86
Number of Shares Purchased as Part of Publically Announced Plan		0
Fair value of re-purchased shares		$ 28,000

[1]	All of the shares of restricted stock in the proceeding table were originally granted to employees and directors as restricted stock pursuant to the Company’s Plan. The shares reflected above were relinquished by employees and directors in exchange for the Company’s agreement to pay federal and state and local withholding obligations on behalf of such employees and directors on the vesting of restricted stock.